United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2018

Date of Reporting Period: Quarter ended 05/31/2018

Item 1.	Schedule of Investments

Federated Municipal High Yield Advantage Fund
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.2%
		Alabama—1.1%
$500,000		Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), 7.50%, (Original Issue Yield: 7.625%), 1/1/2047	$505,235
1,500,000		Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), 5.50%, (Original Issue Yield: 5.60%), 1/1/2043	1,203,645
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50%, (AGM INS)/(Original Issue Yield: 5.65%), 10/1/2053	2,241,540
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), 5.25%, (AGM INS), 10/1/2048	2,219,420
835,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	895,730
		TOTAL	7,065,570
		Alaska—0.3%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.00%, 12/1/2036	67,500
2,000,000	[3]	Koyukuk, AK (Tanana Chiefs Conference Health Care), Revenue Bonds (Series 2011), 7.75%, (United States Treasury PRF 10/1/2019@100)/(Original Issue Yield: 8.125%), 10/1/2041	2,149,820
		TOTAL	2,217,320
		Arizona—3.0%
650,000	[3]	Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.00%, 7/1/2051	665,698
500,000	[3]	Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.00%, 7/1/2051	512,075
1,500,000		Maricopa County, AZ Pollution Control Corp., (El Paso Electric Co.), PCR Refunding Bonds (Series 2009A), 7.25%, 2/1/2040	1,551,390
4,000,000		Maricopa County, AZ Pollution Control Corp., (Public Service Co., NM), PCR Refunding Bonds (Series 2003A), 6.25%, 1/1/2038	4,284,760
1,000,000	[3]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2047	1,038,310
1,500,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	1,582,635
1,000,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	1,056,780
1,385,000		Pima County, AZ IDA (Tucson Electric Power Co.), PCRBs (Series 2009A), 4.95%, 10/1/2020	1,477,656
3,570,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2041	4,041,347
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2039	1,175,370
1,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2047	1,044,290
430,000	[3]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	464,856
		TOTAL	18,895,167
		California—7.9%
750,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	817,440
565,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	615,104
500,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.00%, 7/1/2047	554,180
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.00%, 6/1/2047	1,027,700
500,000	[3]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.00%, 6/1/2047	519,070
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.00%, 6/1/2053	1,078,810
2,250,000	[3]	California Statewide CDA (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.25%, 12/1/2056	2,435,962
1,555,000		Community Facilities District No. 2016 of the County of Orange (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.00%, 8/15/2046	1,704,793
1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.00%, 8/15/2047	1,114,940
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	554,030
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 6.00%, (Original Issue Yield: 6.40%), 1/15/2053	3,485,250

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2045	$2,249,260
6,245,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	6,276,163
95,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2028	104,491
365,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2029	400,164
180,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2030	197,158
1,300,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 4), Special Tax Bonds (Series 2016), 4.00%, 9/1/2049	1,309,022
1,000,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No.1), Special Tax Bonds (Series 2014), 5.00%, 9/1/2049	1,071,810
3,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Revenue Refunding Bonds (Series 2017B), 5.00%, 7/1/2038	3,522,450
850,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2017A), 5.00%, 5/15/2047	964,674
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.00%, 8/1/2044	1,108,690
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00%, (Citigroup, Inc. GTD), 11/1/2034	3,557,800
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.00%, 11/1/2039	1,080,410
495,000		Poway, CA USDT (Community Facilities District No. 6 (4S Ranch)), Special Tax Bonds (Series 2012), 5.00%, 9/1/2033	532,496
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.00%, 9/1/2034	1,115,010
2,000,000		Sacramento County, CA Airport System, Airport System Senior Revenue Refunding Bonds (Series 2018C), 5.00%, 7/1/2037	2,311,640
310,000		San Bernardino County, CA Housing Authority (Glen Aire Park & Pacific Palms), Subordinated Revenue Bonds, 7.25%, 4/15/2042	211,057
1,250,000		San Buenaventura, CA (Community Memorial Health System), Revenue Bonds (Series 2011), 8.00%, 12/1/2031	1,435,138
1,000,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2017B), 5.00%, 7/1/2047	1,134,040
1,000,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment), Tax Allocation Bonds (Series 2011C), 6.75%, (United States Treasury PRF 2/1/2021@100)/(Original Issue Yield: 6.86%), 8/1/2041	1,130,410
1,280,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment), Tax Allocation Refunding Bonds (Series 2016A), 5.00%, (National Public Finance Guarantee Corporation INS), 8/1/2041	1,457,037
500,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay South Redevelopment), Tax Allocation Refunding Bonds (Series 2016C), 5.00%, (National Public Finance Guarantee Corporation INS), 8/1/2041	568,770
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,218,800
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625%, (Original Issue Yield: 5.70%), 9/1/2043	1,364,238
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.00%, 9/1/2044	1,099,959
		TOTAL	50,327,966
		Colorado—7.9%
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.75%, 12/1/2046	1,536,660
2,750,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Tax Refunding Bonds (Series 2017), 5.00%, 12/1/2047	2,759,157
1,500,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, (Original Issue Yield: 5.10%), 12/1/2047	1,531,920
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625%, (Original Issue Yield: 5.79%), 12/1/2038	2,254,280
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,444,038
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.00%, 12/1/2043	1,064,070
2,000,000		Colliers Hill, CO Metropolitan District No. 2, GO LT Bonds (Series 2017A), 6.50%, 12/1/2047	2,030,720
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.00%, 7/1/2046	1,008,560
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.50%, 7/1/2049	1,679,080
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.02%), 12/15/2045	1,051,180
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	1,577,130
1,100,000		Colorado Health Facilities Authority (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.25%, (United States Treasury PRF 11/15/2020@100), 11/15/2040	1,210,539

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$800,000		Colorado Health Facilities Authority (Volunteers of America Care Facilities), Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30%, 7/1/2037	$800,040
2,000,000		Colorado High Performance Transprtnenterprise Revenue, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.00%, 12/31/2056	2,162,580
2,000,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.25%, 5/15/2047	2,178,580
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.75%, 12/1/2045	1,576,935
1,250,000		Denver Connection West Metropolitan District, LT GO Bonds (Series 2017A), 5.375%, 8/1/2047	1,255,725
1,000,000		Denver, CO City & County Airport Authority (United Airlines, Inc.), Special Facilities Airport Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2032	1,079,310
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2040	554,315
1,000,000	[3]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 12/1/2034	1,110,020
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	818,760
1,500,000		Lakes at Centerra Metropolitan District No. 2, LT GO Refunding and Improvement Bonds (Series 2018A), 5.25%, 12/1/2047	1,518,435
1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.00%, 12/1/2045	1,275,675
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.75%, 12/1/2047	2,525,725
1,500,000		Park 70 Metropolitan District, CO, GO Refunding and Improvement Bonds (Series 2016), 5.00%, 12/1/2046	1,587,165
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25%, (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,499,660
1,500,000		Sierra Ridge Metropolitan District No. 2, LT GO Bonds (Series 2016A), 5.50%, 12/1/2046	1,539,465
2,500,000		St. Vrain Lakes, CO Metropolitan District No.2, LT GO Senior Bonds (Series 2017A), 5.125%, 12/1/2047	2,514,650
1,500,000		STC Metropolitan District No. 2, CO, LT GO Senior Bonds (Series 2015A), 6.00%, (Original Issue Yield: 6.25%), 12/1/2038	1,546,305
1,500,000		Sterling Ranch Community Authority Board, CO (Sterling Ranch Metropolitan District No. 2, CO), Limited Tax Supported Revenue Senior Bonds (Series 2015A), 5.75%, (Original Issue Yield: 5.83%), 12/1/2045	1,538,250
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,090,791
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,062,200
		TOTAL	50,381,920
		Connecticut—0.5%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.95%, 4/1/2026	967,740
1,835,000	[3]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25%, (Original Issue Yield: 6.375%), 2/1/2030	1,974,680
		TOTAL	2,942,420
		Delaware—0.5%
1,350,000	[3]	Delaware EDA (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.00%, 6/1/2051	1,347,827
1,905,000		Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	2,027,339
		TOTAL	3,375,166
		District of Columbia—1.5%
1,030,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, (United States Treasury PRF 7/1/2023@100) 7/1/2043	1,219,674
2,500,000		District of Columbia (KIPP DC), Revenue Refunding Bonds (Series 2017B), 5.00%, 7/1/2048	2,764,200
2,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2012A), 5.00%, 6/1/2042	2,119,420
1,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2046	1,085,630
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, (Original Issue Yield: 5.25%), 7/1/2052	1,036,130
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2047	1,136,320
		TOTAL	9,361,374
		Florida—4.2%
155,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), 6.90%, (Original Issue Yield: 6.90%), 5/1/2036	173,422
3,000,000	[3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.25%, (Original Issue Yield: 8.375%), 5/15/2049	3,336,480
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2040	1,100,890
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), 4.875%, (Original Issue Yield: 4.96%), 5/1/2045	1,007,830

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, 5.375%, (Original Issue Yield: 5.40%), 5/1/2047	$1,062,090
1,375,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), 5.125%, (Original Issue Yield: 5.16%), 5/1/2046	1,429,739
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Refunding Bonds (Series 2012), 6.50%, 10/1/2047	2,210,840
2,000,000		Martin County, FL Health Facilities Authority (Martin Memorial Medical Center), Hospital Revenue Bonds (Series 2012), 5.50%, (Original Issue Yield: 5.53%), 11/15/2042	2,172,800
2,000,000		Martin County, FL IDA (Indiantown Cogeneration, L.P.), Industrial Development Revenue Refunding Bonds (Series 2013), 4.20%, 12/15/2025	2,035,840
2,000,000	[3]	Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	2,210,880
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.00%, 10/1/2036	1,110,750
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, (Original Issue Yield: 5.25%), 5/1/2037	784,053
1,000,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.50%, (Original Issue Yield: 7.625%), 6/1/2049	1,156,280
1,405,000		Pinellas County, FL Educational Facilities Authority (Pinellas Preparatory Academy), Revenue Bonds (Series 2011A), 7.125%, 9/15/2041	1,470,375
145,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
145,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.60%, 5/1/2033	148,371
1,000,000		South Lake County, FL Hospital District (South Lake Hospital, Inc.), Revenue Bonds (Series 2009A), 6.25%, (Original Issue Yield: 6.30%), 4/1/2039	1,030,720
10,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	10,001
1,120,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,121,142
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00%, (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	230,968
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00%, (Step Coupon 11/1/2024@6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	114,672
190,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
135,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00%, (Step Coupon 5/1/2019@6.61%), 5/1/2040	128,451
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00%, (Step Coupon 5/1/2022@6.61%), 5/1/2040	55,982
945,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00%, (Original Issue Yield: 5.125%), 5/1/2033	958,910
2,000,000		Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,086,100
		TOTAL	27,147,591
		Georgia—1.0%
1,645,000		Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00%, (Original Issue Yield: 7.25%), 1/1/2040	1,625,063
4,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,525,000
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.00%, 1/1/2038	505,545
		TOTAL	6,655,608
		Guam—0.3%
1,000,000		Guam Government LO (Section 30), Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2046	1,058,540
1,000,000		Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125%, (AGM INS)/(Original Issue Yield: 6.23%), 10/1/2043	1,149,660
		TOTAL	2,208,200
		Hawaii—0.8%
1,000,000		Hawaii State Department of Budget & Finance (15 Craigside), Special Purpose Senior Living Revenue Bonds (Series A), 9.00%, (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 9.15%), 11/15/2044	1,100,860
3,660,000		Hawaii State Department of Budget & Finance (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	3,830,995
		TOTAL	4,931,855

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Idaho—0.5%
$3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), 8.125%, (Original Issue Yield: 8.25%), 10/1/2049	$3,418,980
		Illinois—8.8%
3,300,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), 7.00%, (Original Issue Yield: 7.65%), 12/1/2046	3,925,977
1,200,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2046	1,216,296
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.00%, 12/1/2030	1,033,830
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.00%, 12/1/2031	1,032,150
500,000		Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), 5.00%, (AGM INS), 1/1/2033	535,320
1,125,000		Chicago, IL O'Hare International Airport (TrIPs Obligated Group), Senior Special Facilities Revenue Bonds (Series 2018), 5.00%, 7/1/2048	1,243,046
385,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	429,633
3,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016D), 5.00%, 1/1/2052	3,356,730
275,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	298,295
1,000,000		Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, (United States Treasury PRF 1/1/2025@100), 1/1/2032	1,159,890
1,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	1,345,613
2,000,000		Chicago, IL, Refunding UT GO Bonds (Series 2015C), 5.00%, 1/1/2038	2,054,480
3,000,000		Chicago, IL, UT GO Bonds (Series 2009C), 5.00%, (Original Issue Yield: 5.16%), 1/1/2034	3,013,410
3,000,000		Chicago, IL, UT GO Bonds (Series 2015A), 5.50%, 1/1/2033	3,200,640
3,000,000		Chicago, IL, UT GO Refunding Bonds (Series 2014A), 5.00%, 1/1/2035	3,100,020
1,500,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,689,225
415,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,486
1,710,000		Illinois Finance Authority (Admiral at the Lake), Revenue Bonds (Series 2010A), 8.00%, (United States Treasury PRF 5/15/2020@100), 5/15/2046	1,905,299
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.50%, 5/15/2054	2,022,460
900,000		Illinois Finance Authority (Dekalb Supportive Living Facility), MFH Revenue Bonds (Series 2007), 6.10%, 12/1/2041	850,734
1,000,000		Illinois Finance Authority (Friendship Village of Schaumburg), Revenue Bonds (Series 2010), 7.25%, (United States Treasury PRF 2/15/2020@100)/(Original Issue Yield: 7.375%), 2/15/2045	1,088,020
1,250,000		Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.00%, 9/1/2032	1,341,925
1,500,000		Illinois Finance Authority (Uno Charter School Network, Inc.), Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125%, 10/1/2041	1,593,555
1,100,000		Illinois Finance Authority Educational Facility Revenue (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	1,155,825
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	2,056,780
5,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2027	5,356,250
1,000,000		Illinois State, UT GO Bonds (Series February 2014), 5.00%, (Original Issue Yield: 5.04%), 2/1/2039	1,028,700
2,025,000		Illinois State, UT GO Bonds (Series June 2013), 5.50%, (Original Issue Yield: 5.65%), 7/1/2038	2,132,770
1,485,000		Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2023	1,574,976
410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	426,978
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.50%, 6/15/2053	2,147,640
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 0.00%, (Original Issue Yield: 5.25%), 12/15/2056	283,560
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	1,051,050
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.00%, 1/1/2030	1,155,450
		TOTAL	56,222,013
		Indiana—1.5%
1,250,000		Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), 7.125%, (Original Issue Yield: 7.20%), 11/15/2042	1,314,550
1,000,000		Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), 7.125%, (Original Issue Yield: 7.30%), 11/15/2047	1,051,240
4,000,000		Indiana State Finance Authority (Ohio River Bridges East End Crossing), Tax-Exempt Private Activity Bonds (Series 2013), 5.25%, 1/1/2051	4,301,600
2,000,000		Rockport, IN (AK Steel Corp.), Revenue Refunding Bonds (Series 2012-A), 7.00%, 6/1/2028	2,042,920
1,000,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2016A), 5.00% TOBs, Mandatory Tender 3/1/2023	1,123,470
		TOTAL	9,833,780

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—1.6%
$994,700		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	$1,052,850
186,592	[1]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,969
3,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25%, (Original Issue Yield: 5.30%), 12/1/2025	3,209,160
5,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	5,061
995,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B), 5.25%, 12/1/2050	1,056,879
3,750,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, (Original Issue Yield: 5.78%), 6/1/2042	3,764,137
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2041	1,151,584
		TOTAL	10,241,640
		Kansas—0.8%
1,955,000		Kansas State Development Finance Authority (Adventist Health System/Sunbelt Obligated Group), Revenue Bonds, 5.75%, 11/15/2038	2,063,072
45,000		Kansas State Development Finance Authority (Adventist Health System/Sunbelt Obligated Group), Revenue Bonds, 5.75% (United States Treasury PRF 11/15/2019@100), 11/15/2038	47,395
1,000,000		Manhattan, KS IDRBs (Farrar Corp. Project), Industrial Revenue Bonds (Series 2007), 5.50%, (Original Issue Yield: 5.55%), 8/1/2021	926,100
2,015,000		Norwich, KS (Farrar Corp. Project), Industrial Revenue Bonds (Series 2006), 5.90%, 8/1/2021	1,865,709
5,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95%, (GNMA Home Mortgage Program COL), 6/1/2029	5,034
		TOTAL	4,907,310
		Kentucky—0.7%
1,250,000		Kentucky EDFA (Miralea), Revenue Bonds (Series 2011A), 7.375%, (United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 7.40%), 5/15/2046	1,437,075
3,000,000		Kentucky EDFA (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2046	3,142,080
		TOTAL	4,579,155
		Louisiana—1.7%
1,500,000		Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center), Hospital Revenue Refunding Bonds (Series 2011A), 6.00%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.05%), 1/1/2039	1,645,470
5,770,000		Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	5,699,029
1,000,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Bonds (Series 2011), 6.50%, (United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 6.65%), 5/15/2037	1,123,260
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2047	1,073,004
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Refunding Bonds (Series 2016), 5.00%, (United States Treasury PRF 5/15/2026@100), 5/15/2047	35,494
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,624,140
		TOTAL	11,200,397
		Maine—0.7%
1,000,000		Maine Health & Higher Educational Facilities Authority (Eastern Maine Healthcare Systems Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	1,048,690
1,335,000		Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 7.50%, 7/1/2032	1,492,236
2,000,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.25%, 1/1/2025	2,156,400
		TOTAL	4,697,326
		Maryland—2.2%
500,000		Baltimore, MD (Harbor Point), SO Refunding Bonds (Series 2016), 5.125%, (Original Issue Yield: 5.16%), 6/1/2043	520,100
1,500,000		Baltimore, MD Convention Center Hotel Revenue (Baltimore Hotel Corp.), Convention Center Hotel Revenue Refunding Bonds (Series 2017), 5.00%, 9/1/2046	1,642,770
955,000		Baltimore, MD SO (East Baltimore Research Park), SO Revenue Refunding Bonds (Series 2017A), 5.00%, 9/1/2038	1,025,068
1,995,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax B LO Bonds (Series 2013B), 7.125%, (Original Issue Yield: 7.30%), 7/1/2043	2,155,059

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$1,060,000		Maryland State EDC, (CONSOL Energy, Inc.), Port Facilities Revenue Refunding Bonds (Series 2010), 5.75%, 9/1/2025	$1,106,269
2,385,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, (United States Treasury PRF 6/1/2020@100)/(Original Issue Yield: 5.875%), 6/1/2035	2,568,001
200,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2032	227,280
450,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	506,502
1,000,000		Maryland State EDC, (Purple Line Transit Partners LLC), Private Activity Revenue Bonds (Series 2016D Green Bonds), 5.00%, 3/31/2051	1,090,840
1,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), SO Bonds (Series 2016), 5.00%, 7/1/2046	996,970
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), (Series 2017B), 5.00%, 11/1/2047	1,083,440
1,000,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.25%, (Original Issue Yield: 6.30%), 7/1/2044	1,086,540
		TOTAL	14,008,839
		Massachusetts—0.9%
1,000,000	[3]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2057	1,055,610
2,000,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Refunding Bonds (Series 2016Q), 5.00%, 7/1/2047	2,251,320
800,000		Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), 7.25%, 1/1/2032	902,512
1,200,000		Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), 7.25% (United States Treasury PRF 1/1/2021@100), 1/1/2032	1,352,160
		TOTAL	5,561,602
		Michigan—4.1%
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00%, (Q-SBLF GTD), 5/1/2028	1,093,680
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00%, (Q-SBLF GTD), 5/1/2031	1,088,620
1,500,000		Detroit, MI Sewage Disposal System (Great Lakes, MI Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25%, (Original Issue Yield: 5.30%), 7/1/2039	1,611,825
2,000,000		Great Lakes, MI Water Authority, Water Supply System Revenue Second Lien Bonds (Series 2016B), 5.00%, 7/1/2046	2,212,360
500,000		Michigan State Building Authority, Facilities Program Revenue Refunding Bonds (Series 2016I), 5.00%, 10/15/2051	560,115
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), 5.00%, (National Public Finance Guarantee Corporation INS), 7/1/2032	1,103,870
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-6), 5.00%, (National Public Finance Guarantee Corporation INS), 7/1/2036	1,093,440
2,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2044	2,139,120
4,000,000		Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2041	4,475,760
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%), 6/1/2048	5,025,800
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	978,915
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.00%, 4/1/2040	1,152,840
2,500,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.00%, 4/1/2042	2,920,925
1,000,000		Warren, MI Consolidated School District, 2016 School Building & Site UT GO Bonds, 5.00%, (Michigan School Bond Qualification and Loan Program GTD), 5/1/2036	1,110,840
		TOTAL	26,568,110
		Minnesota—2.0%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.00%, 8/1/2041	707,707
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.25%, 8/1/2046	1,066,538

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$2,000,000		Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), 6.00%, 6/15/2039	$2,215,740
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.75%, 8/1/2044	1,813,271
3,000,000	[3]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), 5.00% (Original Issue Yield: 5.15%), 12/1/2047	2,845,080
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.00%, 4/1/2046	1,209,600
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,060,960
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.50%, 6/1/2036	323,411
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.75%, 6/1/2046	744,255
		TOTAL	12,986,562
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	1,045,983
		Missouri—0.8%
2,000,000	[3]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	2,049,100
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2010A), 8.25%, (United States Treasury PRF 5/15/2020@100)/(Original Issue Yield: 8.40%), 5/15/2039	1,117,940
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.25%, 5/15/2050	1,063,040
945,000		St. Joseph, MO IDA (Living Community St. Joseph Project), Healthcare Revenue Bonds, 7.00%, 8/15/2032	945,302
		TOTAL	5,175,382
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2047	943,839
1,250,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2052	1,306,213
		TOTAL	2,250,052
		Nebraska—1.3%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25%, (Goldman Sachs Group, Inc. GTD), 9/1/2037	2,759,050
4,700,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	5,672,101
		TOTAL	8,431,151
		Nevada—1.1%
2,000,000		Clark County, NV, Stadium Improvement Bonds (Series 2018A), 5.00%, 6/1/2036	2,352,560
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	923,942
1,000,000	[3]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.00%, 12/15/2048	1,029,690
1,000,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.00%, 12/1/2035	1,024,470
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.00%, 6/15/2045	1,643,115
		TOTAL	6,973,777
		New Hampshire—0.2%
1,500,000	[3]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, (Original Issue Yield: 6.375%), 7/1/2052	1,595,940
		New Jersey—3.3%
1,000,000		Essex County, NJ Improvement Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.25%, 7/1/2045	1,011,700
3,000,000		New Jersey EDA (New Jersey State), School Facilites Construction Revenue Refunding Bonds (Series 2013NN), 5.00%, 3/1/2030	3,170,700
3,255,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.25%, 6/15/2040	3,512,503
580,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.00%, 6/15/2042	620,414
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.00%, 10/1/2047	1,446,633
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), 5.125%, (Original Issue Yield: 5.19%), 6/15/2043	1,039,220
1,500,000		New Jersey EDA (United Airlines, Inc.), Special Facilities Revenue Ronds (Series 2003), 5.50%, 6/1/2033	1,667,850

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.25%, 9/15/2029	$2,724,225
1,125,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	1,275,345
1,280,000		New Jersey EDA Motor Vehicle Surcharge Revenue, Subordinate Revenue Refunding Bonds (Series 2017A), 5.00%, 7/1/2033	1,384,678
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,312,284
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.00%, 1/1/2048	543,165
1,540,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.00%, 6/1/2046	1,652,682
		TOTAL	21,361,399
		New Mexico—0.5%
1,000,000		New Mexico State Hospital Equipment Loan Council (Gerald Champion Regional Medical Center), Hospital Improvement and Revenue Refunding Bonds (Series 2012A), 5.50%, (Original Issue Yield: 5.70%), 7/1/2042	1,071,780
2,000,000	[3]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00%, (Original Issue Yield: 6.12%), 5/1/2040	2,032,080
		TOTAL	3,103,860
		New York—6.5%
1,000,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	1,100,530
1,000,000	[3]	Build NYC Resource Corp., (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.50%, 9/1/2045	1,083,600
5,000,000	[4]	Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), 0.00%, (Original Issue Yield: 6.00%), 1/1/2045	1,373,650
1,550,000		Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, (Original Issue Yield: 5.08%), 1/1/2056	1,614,650
470,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	510,354
20,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, (United States Treasury PRF 2/15/2021@100), 2/15/2047	22,026
2,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2014D-1), 5.00%, 11/15/2039	2,229,140
5,405,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2015A), 5.00%, 11/15/2045	5,988,902
1,500,000		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.70%, 1/1/2049	1,598,325
576,150		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.00%, 1/1/2049	97,946
2,500,000		New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2015 Series S-1), 5.00%, 7/15/2043	2,796,275
2,000,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 1999A Subseries E-1), 5.00%, 2/1/2043	2,291,440
1,000,000		New York City, NY, UT GO Bonds (Series 2018F-1), 5.00%, 4/1/2037	1,168,130
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.00%, 6/1/2051	1,047,610
2,000,000	[3]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,123,140
1,000,000	[3]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	1,099,490
2,900,000		New York Transportation Development Corp., (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2031	3,058,195
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.00%, 1/1/2034	1,125,450
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25%, (Original Issue Yield: 5.40%), 6/15/2029	1,222,099
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,302,339
1,000,000		Niagara Area Development Corp., NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012A), 5.25%, 11/1/2042	1,000,660
2,500,000		Port Authority of New York and New Jersey (JFK International Air Terminal LLC), Special Project Bonds (Series 8), 6.00%, (Original Issue Yield: 6.15%), 12/1/2042	2,739,950
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2041	1,085,120
3,500,000		Utility Debt Securitization Authority, NY (Long Island Power Authority, NY), Restructuring Bonds (Series 2017), 5.00%, 12/15/2041	4,101,825
		TOTAL	41,780,846
		North Carolina—0.9%
2,250,000		North Carolina Department of Transportation (I-77 HOT Lanes), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 6/30/2054	2,414,565

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2037	$1,099,770
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2047	1,089,490
1,000,000	North Carolina Medical Care Commission (Whitestone Project), Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75%, (United States Treasury PRF 3/1/2021@100)/(Original Issue Yield: 8.00%), 3/1/2041	1,147,980
	TOTAL	5,751,805
	Ohio—3.8%
1,000,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.00%, 2/15/2039	1,097,390
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875%, (Original Issue Yield: 5.95%), 6/1/2030	1,999,920
4,020,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	4,019,879
3,655,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,698,970
1,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.50%, 2/15/2057	1,101,490
1,500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2011A), 6.625%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.75%), 1/1/2046	1,668,840
2,000,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, (Original Issue Yield: 5.08%), 2/15/2044	2,097,860
4,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2044	4,500,680
1,000,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.50%, 1/15/2048	1,037,920
1,125,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	1,233,742
1,000,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 6/30/2053	1,094,540
750,000	Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00%, (Original Issue Yield: 6.02%), 12/1/2042	813,353
	TOTAL	24,364,584
	Oklahoma—1.9%
1,000,000	Oklahoma County, OK Finance Authority (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.00%, (Original Issue Yield: 6.15%), 11/15/2038	999,920
840,000	Oklahoma County, OK Finance Authority (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.125%, 11/15/2025	839,975
1,000,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.50%, 8/15/2057	1,136,200
2,000,000	Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25%, (United States Treasury PRF 5/1/2020@100)/(Original Issue Yield: 7.50%), 11/1/2045	2,193,220
1,750,000	Tulsa, OK Industrial Authority (Montereau, Inc.), Senior LivingCommunity Revenue Refunding Bonds (Series 2017), 5.25%, 11/15/2045	1,933,627
3,000,000	Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Revenue Refunding Bonds (Series 2000B), 5.50%, 6/1/2035	3,231,300
1,500,000	Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Revenue Refunding Bonds (Series 2015), 5.00% TOBs, Mandatory Tender 6/1/2025	1,621,080
	TOTAL	11,955,322
	Oregon—0.5%
440,000	Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.00%, 5/15/2038	475,926
635,000	Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.00%, 5/15/2043	684,333
400,000	Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.00%, 5/15/2048	429,516
500,000	Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.00%, 5/15/2052	534,955
250,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	269,288
550,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2051	584,221
	TOTAL	2,978,239

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—4.2%
$1,000,000	[3]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Refunding Project Tax Revenue Bonds (Series 2017), 5.00%, 5/1/2042	$1,073,510
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,865,792
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,136,080
500,000		Butler County, PA Hospital Authority (Butler Health System), Hospital Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	550,580
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.00%, 12/15/2047	1,254,588
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.00%, 12/15/2051	830,080
2,000,000		Chester County, PA IDA (Collegium Charter School), Revenue Refunding Bonds (Series 2012A), 5.375%, (Original Issue Yield: 5.50%), 10/15/2042	2,097,340
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, (Original Issue Yield: 5.05%), 12/1/2042	1,068,270
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25%, (Original Issue Yield: 5.35%), 7/15/2031	3,013,110
2,000,000		Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50%, 11/1/2044	2,117,020
1,250,000		Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2038	1,371,612
1,000,000		Philadelphia, PA Authority for Industrial Development (Global Leadership Academy Charter School), Revenue Bonds (Series 2010), 6.375%, 11/15/2040	1,032,200
1,205,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), 6.625%, 12/15/2041	1,332,875
870,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	870,861
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, (Original Issue Yield: 5.875%), 7/1/2042	1,811,420
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.00%, 10/1/2052	1,126,050
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25%, (Original Issue Yield: 5.27%), 12/1/2036	1,634,475
		TOTAL	27,185,863
		Puerto Rico—0.5%
995,000	[1,2]	Puerto Rico Electric Power Authority, 5.05%, (Original Issue Yield: 5.08%), 7/1/2042	388,050
195,000	[1,2]	Puerto Rico Electric Power Authority, 7.00%, (Original Issue Yield: 7.07%), 7/1/2040	76,050
4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX), 5.25%, (Original Issue Yield: 5.40%), 7/1/2040	1,580,000
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	120,900
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, (Original Issue Yield: 7.12%), 7/1/2043	975,000
		TOTAL	3,140,000
		Rhode Island—0.8%
1,375,000		Rhode Island State Health and Educational Building Corp., (Care New England) Hospital Financing Revenue Refunding Bonds (Series 2016B), 5.00%, 9/1/2036	1,452,839
500,000		Rhode Island State Health and Educational Building Corp., (Lifespan Obligated Group) Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2039	544,750
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	2,819,353
		TOTAL	4,816,942
		South Carolina—0.7%
2,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), Refunding & Improvement Revenue Bonds (Series 2009), 5.75%, (Original Issue Yield: 5.90%), 8/1/2039	2,092,220
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.00%, 4/1/2047	1,040,460
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.00%, 4/1/2052	1,035,290
		TOTAL	4,167,970
		South Dakota—0.5%
800,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	881,848
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), 5.00%, (Original Issue Yield: 5.05%), 11/1/2042	1,026,890
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), 5.125%, (Original Issue Yield: 5.20%), 11/1/2047	1,031,300
		TOTAL	2,940,038

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—1.9%
$1,200,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.00%, 1/1/2047	$1,250,928
3,500,000	Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 5.00%, 7/1/2036	3,990,070
1,000,000	Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 5.00%, 7/1/2037	1,139,100
1,000,000	Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Refunding Bonds (Series 2010A), 5.625%, (United States Treasury PRF 7/1/2020@100)/(Original Issue Yield: 5.90%), 7/1/2030	1,063,000
1,500,000	Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Revenue Bonds (Series 2010), 6.50%, (United States Treasury PRF 7/1/2020@100), 7/1/2038	1,620,870
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25%, (Goldman Sachs Group, Inc. GTD), 9/1/2023	3,076,607
	TOTAL	12,140,575
	Texas—9.9%
1,100,000	Arlington, TX Higher Education Finance Corp., (Uplift Education), Revenue Bonds (Series 2016A), 5.00%, 12/1/2046	1,188,407
500,000	Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2044	546,865
250,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2034	282,313
250,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.00%, 1/1/2034	274,650
755,000	Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Bonds (Series 2010), 6.20%, (United States Treasury PRF 7/1/2020@100), 7/1/2045	818,805
1,000,000	Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.08%), 12/1/2045	1,021,290
2,000,000	Cass County, TX IDC (International Paper Co.), Environmental Improvement Revenue Bonds (Series 2009A), 9.50%, 3/1/2033	2,108,260
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.13%), 1/1/2041	1,096,980
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.30%), 1/1/2046	1,103,210
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2046	1,090,000
2,000,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), 6.00%, 8/15/2043	2,254,840
750,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), Education Revenue Bonds (Series 2011), 5.75%, (United States Treasury PRF 8/15/2021@100)/(Original Issue Yield: 6.00%), 8/15/2041	833,460
500,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	522,655
1,000,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), Revenue Bonds (Series 2014), 5.00%, (PSFG GTD), 8/15/2039	1,105,740
2,000,000	Clifton Higher Education Finance Corp., TX (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2050	2,124,680
1,500,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, (Original Issue Yield: 5.30%), 9/1/2044	1,609,425
515,000	Decatur, TX Hospital Authority (Wise Regional Health System), Revenue Bonds, 6.375%, 9/1/2042	578,494
1,110,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	1,248,883
1,500,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625%, (Original Issue Yield: 6.875%), 7/15/2038	1,651,980
2,000,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Bonds (Series 2015B-1), 5.00%, 7/15/2035	2,161,240
500,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), 4.75%, (Original Issue Yield: 4.90%), 7/1/2024	540,625
1,000,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), 5.00%, (Original Issue Yield: 5.15%), 7/1/2029	1,086,550
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,080,940
535,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, (United States Treasury PRF 5/15/2021@100), 5/15/2041	607,466
1,500,000	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017A), 5.00%, 10/15/2044	1,638,255
2,000,000	Lavernia, TX Higher Education Finance Corp., (Meridian World School), Education Revenue Bonds (Series 2015A), 5.50%, 8/15/2045	2,074,120
1,000,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 6.30%, 11/1/2029	1,065,510
2,000,000	New Hope Cultural Education Facilities Finance Corp., (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2047	2,096,520
700,000	New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	730,352

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		New Hope Cultural Education Facilities Finance Corp., (MRC Langford), Retirement Facilities Revenue Bonds (Series 2016A), 5.50%, (Original Issue Yield: 5.53%), 11/15/2052	$1,006,000
1,500,000		North Texas Tollway Authority (North Texas Toll Authority Special Projects System), Special Projects System Revenue Bonds (Series 2011), 6.00%, (United States Treasury PRF 9/1/2021@100), 9/1/2041	1,685,865
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2026	1,703,190
600,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2039	675,132
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facilities Revenue Bonds (Series 2014A), 8.00%, 11/15/2049	2,325,940
2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.00%, 2/1/2042	2,874,575
1,000,000		San Juan Higher Education Finance Authority, TX (Idea Public Schools), Education Revenue Bonds (Series 2010A), 6.70%, (United States Treasury PRF 8/15/2020@100), 8/15/2040	1,099,590
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	1,537,680
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckner Senior Living-Ventana Project), Retirement Facilities Revenue Bonds (Series 2017A), 6.75%, (Original Issue Yield: 6.77%), 11/15/2052	2,958,413
2,000,000		Texas Private Activity Bonds Surface Transportation Corp., (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.00%, 12/31/2055	2,158,000
2,000,000		Texas State Transportation Commission (Texas State), Highway Improvement UT GO Bonds (Series 2016), 5.00%, 4/1/2046	2,275,560
2,680,000		Texas State Transportation Commission—Central Texas Turnpike System, Second Tier Revenue Refunding Bonds (Series 2015-C), 5.00%, 8/15/2042	2,902,092
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2018), 4.00%, 8/1/2036	1,588,440
3,690,000		Travis County, TX HFDC (Longhorn Village), First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 7.40%), 1/1/2046	4,156,305
		TOTAL	63,489,297
		Utah—0.3%
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), 5.375%, (Original Issue Yield: 5.50%), 6/15/2048	2,039,360
		Vermont—0.2%
1,000,000	[3]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625% TOBs, Mandatory Tender 4/3/2028	1,002,690
		Virginia—1.7%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	1,979,154
1,500,000		Chesterfield County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A), 5.00%, 5/1/2023	1,546,200
1,500,000	[3]	Embrey Mill CDA, VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	1,533,615
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875%, (Original Issue Yield: 6.93%), 3/1/2036	1,502,917
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00%, (Original Issue Yield: 5.12%), 6/1/2047	4,249,915
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.00% TOBs, Mandatory Tender 7/1/2023	376,778
		TOTAL	11,188,579
		Washington—1.3%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), 5.00%, (Original Issue Yield: 5.31%), 4/1/2030	1,092,000
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	976,152
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.00%, 8/15/2037	1,113,710
1,000,000	[3]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, 7/1/2045	1,071,760
1,000,000	[3]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, (Original Issue Yield: 7.05%), 7/1/2050	1,066,380
2,500,000	[3]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50%, 1/1/2049	2,911,550
		TOTAL	8,231,552
		Wisconsin—1.3%
1,000,000	[3]	Public Finance Authority, WI (Alabama Proton Therapy Center), Senior Revenue Bonds (Series 2017A), 7.00%, 10/1/2047	1,008,710

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$3,000,000	[3]	Public Finance Authority, WI (American Dream at Meadowlands), LO PILOTs Revenue Bonds (Series 2017), 7.00%, (Original Issue Yield: 6.625%), 12/1/2050	$3,468,690
750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2047	778,597
1,000,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2052	1,032,720
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2016), 4.00%, 8/1/2035	980,470
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.00%, 8/15/2039	875,624
		TOTAL	8,144,811
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $612,245,126)	634,991,888
	[5]	SHORT-TERM MUNICIPALS—0.4%
		Alabama—0.4%
500,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 1.15%, 6/1/2018	500,000
2,350,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.15%, 6/1/2018	2,350,000
		TOTAL	2,850,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,850,000)	2,850,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $615,095,126)	637,841,888
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	2,258,985
		TOTAL NET ASSETS—100%	$640,100,873
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.2% of the Fund's portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2018, these restricted securities amounted to $57,088,989, which represented 8.9% of total net assets.

Additional information on restricted securities held at May 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Refunding Project Tax Revenue Bonds (Series 2017), 5.00%, 5/1/2042	6/29/2017	$1,017,935	$1,073,510
Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.00%, 7/1/2051	10/12/2017	$666,168	$665,698
Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.00%, 7/1/2051	12/15/2017	$520,348	$512,075
Build NYC Resource Corp., (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.50%, 9/1/2045	1/14/2016	$1,000,000	$1,083,600
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$817,440
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	8/27/2015	$585,408	$615,104
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.00%, 7/1/2047	8/04/2017	$557,903	$554,180
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.00%, 6/1/2047	12/13/2017	$1,041,147	$1,027,700
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.00%, 6/1/2047	12/4/2017	$518,697	$519,070
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.00%, 6/1/2053	10/5/2017	$1,085,144	$1,078,810
California Statewide CDA (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.25%, 12/1/2056	4/28/2016	$2,331,655	$2,435,962
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.25%, (Original Issue Yield: 8.375%), 5/15/2049	12/16/2013	$2,958,243	$3,336,480

Security	Acquisition Date	Cost	Market Value
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.00%, 7/1/2046	8/11/2016	$1,032,150	$1,008,560
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.02%), 12/15/2045	3/13/2015	$996,953	$1,051,180
Delaware EDA (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.00%, 6/1/2051	7/15/2016	$1,441,564	$1,347,827
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 12/1/2034	8/23/2017	$1,101,579	$1,110,020
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	8/31/2017	$925,333	$923,942
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.00%, 12/15/2048	4/6/2018	$1,003,047	$1,029,690
Embrey Mill CDA, VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	10/22/2015	$1,500,000	$1,533,615
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	1/10/2018	$1,975,117	$2,049,100
Koyukuk, AK (Tanana Chiefs Conference Health Care), Revenue Bonds (Series 2011), 7.75%, (United States Treasury PRF 10/1/2019@100)/(Original Issue Yield: 8.125%), 10/1/2041	6/6/2011	$1,921,718	$2,149,820
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.25%, 1/1/2025	1/27/2017	$2,000,000	$2,156,400
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2047	10/6/2016	$1,048,696	$1,038,310
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2057	12/7/2017	$1,068,097	$1,055,610
Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	12/7/2012	$2,122,097	$2,210,880
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), 5.00% (Original Issue Yield: 5.15%), 12/1/2047	12/8/2017	$2,932,012	$2,845,080
Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25%, (Original Issue Yield: 6.375%), 2/1/2030	11/25/2015	$1,816,204	$1,974,680
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, (Original Issue Yield: 6.375%), 7/1/2052	6/8/2017	$1,448,052	$1,595,940
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$2,000,000	$2,123,140
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	10/29/2014	$1,000,000	$1,099,490
Public Finance Authority, WI (Alabama Proton Therapy Center), Senior Revenue Bonds (Series 2017A), 7.00%, 10/1/2047	12/1/2017	$1,000,000	$1,008,710
Public Finance Authority, WI (American Dream at Meadowlands), LO PILOTs Revenue Bonds (Series 2017), 7.00%, (Original Issue Yield: 6.625%), 12/1/2050	6/22/2017	$3,078,165	$3,468,690
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), 5.375%, (Original Issue Yield: 5.50%), 6/15/2048	8/31/2017	$1,971,996	$2,039,360
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625% TOBs, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,002,690
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	7/3/2013	$440,444	$464,856
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, (Original Issue Yield: 7.05%), 7/1/2050	7/22/2015	$993,578	$1,066,380
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, 7/1/2045	7/22/2015	$1,008,231	$1,071,760
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50%, 1/1/2049	1/31/2014	$2,500,000	$2,911,550
Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00%, (Original Issue Yield: 6.12%), 5/1/2040	6/30/2015	$1,969,858	$2,032,080
4	Zero coupon bond.
5	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LO	—Limited Obligation
LT	—Limited Tax
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
17
Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.4%
	Michigan—98.4%
$500,000	Bay City, MI School District, Refunding UT GO Bonds (Series 2014), 5.00%, (Q-SBLF GTD) 11/1/2023	$569,365
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, (Q-SBLF GTD) 5/1/2030	1,137,290
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2027	475,502
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50%, (AGM INS) 12/1/2023	1,783,322
1,425,000	Calhoun County, MI Transportation Fund, Revenue Bonds, 4.00%, 11/1/2030	1,522,926
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), 5.00%, (Q-SBLF GTD) 5/1/2025	2,273,100
1,000,000	Detroit/Wayne County, MI Stadium Authority (Wayne County, MI), Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00%, (AGM INS) 10/1/2021	1,068,030
2,000,000	Dexter, MI Community Schools, UT GO School Building and Site Refunding Bonds, 4.00% (Q-SBLF GTD), 5/1/2030	2,152,040
500,000	East Lansing, MI School District, UT GO School Building and Site Bonds (Series 2017I), 5.00%, (Q-SBLF GTD) 5/1/2030	581,900
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00%, (United States Treasury PRF 2/15/19@100), (Assured Guaranty Corp. INS) 2/15/2023	1,023,030
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2017A), 4.00%, (Build America Mutual Assurance INS) 3/1/2034	1,048,090
1,000,000	Fennville, MI Public Schools, UT GO School Building and Site Bonds, 5.00% (Q-SBLF GTD), 5/1/2035	1,159,150
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS) 11/1/2025	1,124,810
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), 5.00%, (AGM INS) 5/1/2027	725,251
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), 5.00%, (AGM INS) 5/1/2027	788,376
500,000	Grand Rapids, MI Sanitary Sewer System, Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.00%, 1/1/2022	551,860
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.00%, 7/1/2022	1,588,560
1,000,000	Kalamazoo County, MI, UT GO Juvenile Home Facilities Refunding Bonds, 5.00%, 4/1/2028	1,182,940
1,130,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital), Hospital Revenue Bonds (Series 2006), 5.00%, (AGM INS) 5/15/2019	1,160,453
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,782,672
335,000	Kent County, MI, LT GO Capital Improvement Bonds (Series 2016), 5.00%, 6/1/2027	397,193
1,000,000	Kent County, MI, LT GO Refunding Bonds (Series 2017B), 5.00%, 6/1/2027	1,161,540
1,500,000	Kent Hospital Finance Authority, MI (Spectrum Health), Revenue Refunding Bonds (Series 2011A), 5.00%, 11/15/2022	1,642,860
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00%, (AGM INS) 11/15/2020	1,050,622
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,059,087
525,000	Lansing, MI Community College, College Building and Site and Refunding Bonds (Series 2017), 5.00%, 5/1/2030	617,090
500,000	Macomb Interceptor Drain Drainage District, Drain and Refunding Bonds (Series 2017A), 5.00%, 5/1/2028	597,060
1,445,000	Mason, MI Public School District, UT GO School Building and Site Bonds (Series 2018I), 4.00% (Q-SBLF GTD), 5/1/2032	1,552,638
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Revenue Refunding Bonds (Series 2011A), 5.00%, (AGM INS) 1/1/2022	1,066,600
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.00%, 10/15/2022	559,265
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), 5.00%, (Assured Guaranty Corp. INS) 10/15/2022	1,044,420
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.00%, 4/15/2027	1,159,150
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,066,420
1,000,000	Michigan State Comprehensive Transportation Fund, Revenue Refunding Bonds (Series 2015), 5.00%, 11/15/2026	1,158,960
1,000,000	Michigan State Finance Authority Revenue (Clean Water Revolving Fund), State Revolving Fund Revenue Bonds (Series 2012), 5.00%, (United States Treasury PRF 10/1/2022@100) 10/1/2025	1,123,240
2,500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-2), 5.00%, (AGM INS) 7/1/2024	2,856,250
2,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-2), 5.00%, (AGM INS) 7/1/2025	2,274,120
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,500,000	Michigan State Finance Authority Revenue (Michigan Finance Authority Unemployment Obligation Assessment), Revenue Bonds (Series 2012B), 5.00%, 1/1/2021	$1,553,145
250,000	Michigan State Finance Authority Revenue (MidMichigan Obligated Group), Hospital Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2026	284,728
1,500,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2022	1,637,100
1,200,000	Michigan State Finance Authority Revenue (Sparrow Obligated Group, MI), Hospital Revenue & Refunding Bonds (Series 2015), 5.00%, 11/15/2022	1,337,820
1,000,000	Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), Hospital Revenue & Refunding Bonds (Series 2015MI), 5.50%, 12/1/2026	1,189,230
2,000,000	Michigan State Financial Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 1999B-3), 4.00%, 11/15/2032	2,119,600
250,000	Michigan State Financial Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2031	294,197
500,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2028	578,565
1,000,000	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds, 5.00%, (AMBAC INS) 5/15/2023	1,130,060
2,600,000	Michigan State Trunk Line, Revenue Refunding Bonds (Series 2009), 5.00%, 11/1/2020	2,717,754
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	547,445
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	546,400
1,000,000	Michigan State, UT GO Environmental Program Bonds (Series 2016A), 5.00%, 12/1/2023	1,150,800
1,000,000	Michigan Strategic Fund (Detroit Edison Co.), LO Revenue Refunding Bonds, 7.00%, (AMBAC Financial Group, Inc. INS) 5/1/2021	1,130,560
1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2022	1,103,140
1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2015), 5.00%, 3/1/2023	1,112,990
1,855,000	Orchard View, MI Schools, UT GO Bonds, 4.00%, (Q-SBLF GTD)/(AGM INS) 5/1/2022	1,950,681
1,000,000	Plymouth-Canton, MI Community School District, UT GO School Building and Site Bonds (Series 2013A), 5.00%, 5/1/2027	1,129,580
1,000,000	Portage, MI Public Schools, UT GO School Building & Site & Refunding Bonds (Series 2016), 5.00%, 11/1/2027	1,168,200
1,425,000	Rockford, MI Public Schools, School Building & Site UT GO Bonds (Series 2014), 5.00%, (Q-SBLF GTD) 5/1/2025	1,631,311
2,000,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2023	2,266,200
1,670,000	Saginaw, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75%, (AGM INS) 7/1/2025	1,812,518
1,085,000	Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.00%, 5/1/2026	1,246,448
1,000,000	Southfield, MI Public Schools, UT GO Refunding Bonds, 5.00%, (Q-SBLF GTD) 5/1/2026	1,163,550
1,000,000	Sterling Heights, MI, LT GO Bonds, 4.00%, (AGM INS) 4/1/2028	1,095,680
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,037,470
250,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.00%, 4/1/2024	289,548
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.00%, 4/1/2027	1,209,180
2,000,000	University of Michigan (The Regents of), Revenue Bonds (Series 2018A), 4.00%, 4/1/2033	2,181,480
500,000	Utica, MI Community Schools, School Building & Site & Refunding UT GO Bonds (Series 2015), 5.00%, (Q-SBLF GTD) 5/1/2029	567,975
1,000,000	Warren Woods, MI Public Schools, UT GO School Building Site Bonds, 5.00% (Q-SBLF GTD), 5/1/2034	1,145,210
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,142,600
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,183,000
1,400,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2028	1,648,780
500,000	West Bloomfield, MI School District, UT GO Public Improvement Bonds, 5.00%, (AGM INS) 5/1/2029	583,610
500,000	West Bloomfield, MI School District, UT GO Public Improvement Bonds, 5.00%, (AGM INS) 5/1/2030	582,325
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	556,690
	TOTAL	92,110,752
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $90,176,527)	92,110,752
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—1.0%
		Michigan—1.0%
$900,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.92%, 6/1/2018 (IDENTIFIED COST $900,000)	$900,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $91,076,527)	93,010,752
		OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	583,096
		TOTAL NET ASSETS—100%	$93,593,848
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.3% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures , or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LO	—Limited Obligation
LT	—Limited Tax
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
4
Federated Ohio Municipal Income Fund
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—96.9%
	Guam—0.4%
$560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	$591,046
	Ohio—96.5%
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Akron General Health System), Hospital Facilities Revenue Bonds (Series 2012), 5.00%, (United States Treasury PRF 1/1/2022@100), 1/1/2031	2,191,480
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children's Hospital Medical Center, Akron), Hospital Improvement & Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2032	2,184,440
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.25%, 11/15/2041	1,106,200
1,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2031	1,096,010
2,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2033	2,186,440
500,000	Akron, OH (Akron, OH Community Learning Centers), Revenue Refunding Bonds (Series A), 5.00%, 12/1/2023	555,850
2,000,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Bonds (Series 2010B), 5.25%, (United States Treasury PRF 9/1/2020@100), 9/1/2027	2,144,020
1,000,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Refunding Bonds, 5.00%, 11/1/2043	1,088,400
2,250,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2015A), 5.00%, 2/15/2029	2,508,907
1,000,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.00%, 2/15/2042	1,095,200
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.00%, 6/1/2044	2,252,300
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	2,024,060
2,000,000	Butler County, OH Hospital Facilities Authority (UC Health), Revenue Bonds (Series 2016), 5.00%, 11/15/2045	2,219,260
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	3,449,790
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvement & Refunding Bonds (Series 2014A), 5.00%, (United States Treasury PRF 6/1/2022@100), 12/1/2032	2,231,540
850,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, 12/1/2051	924,562
1,255,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, (United States Treasury PRF 6/1/2023@100), 12/1/2051	1,423,434
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,617,330
365,000	Cleveland, OH Airport System, Revenue Bonds (Series 2009C), 5.00%, (Assured Guaranty Corp. INS), 1/1/2023	371,435
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.00%, 10/1/2030	1,168,130
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), 5.00%, (Ohio School District Credit Enhancement GTD), 12/1/2033	1,106,730
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,553,735
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,083,540
2,000,000	Cleveland, OH, LT GO Bonds, 5.50%, (AGM INS), 10/1/2019	2,098,300
3,000,000	Cleveland-Cuyahoga County, OH Port Authority (Euclid Avenue Development Corp.), Revenue Bonds (Series 2014), 5.00%, 8/1/2039	3,259,350
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, (United States Treasury PRF 6/1/2019@100), 12/1/2027	1,032,010
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), 5.00%, 12/1/2047	2,288,220
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2031	1,141,870
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, (United States Treasury PRF 8/15/2023@100), 8/15/2028	1,717,050
1,270,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.50%, 2/15/2057	1,398,892
1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.00%, 12/1/2034	1,525,818
1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.00%, 12/1/2036	1,093,440
220,000	Cuyahoga, OH CCD, General Receipts Revenue Bonds (Series 2012D), 5.00%, 8/1/2026	243,606
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,335,000	Dayton, OH Airport (James M. Cox Dayton International Airport), Airport Revenue Refunding Bonds (Series 2014A), 5.00%, (AGM INS), 12/1/2026	$1,427,996
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.00%, 12/1/2040	2,058,780
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.00%, 12/1/2035	2,264,600
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.00%, 11/15/2044	1,060,400
2,400,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2010A), 5.625%, (Original Issue Yield: 5.75%), 7/1/2026	2,523,288
1,535,000	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2009), 5.00%, (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 5.11%), 11/1/2034	1,602,985
1,000,000	Franklin County, OH Hospital Facility Authority (OhioHealth Corp.), Hospital Facilities Revenue Bonds (Series 2015), 5.00%, 5/15/2040	1,123,230
2,000,000	Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017A), 5.00%, 12/1/2047	2,273,380
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2036	537,795
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2051	532,720
2,000,000	Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.00%, 12/1/2032	2,197,940
2,850,000	Hamilton County, OH Sales Tax, Revenue Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,087,804
1,000,000	Hamilton County, OH, LT GO Refunding Bonds (Series 20017A), 5.00%, 12/1/2037	1,169,540
280,000	Hamilton, OH, LT GO Various Purpose Bonds, 5.00%, (Assured Guaranty Corp. INS), 11/1/2021	292,242
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,707,919
165,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00%, (Assured Guaranty Corp. INS), 5/1/2028	169,627
70,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00%, (Assured Guaranty Corp. LOC), 5/1/2023	72,040
2,000,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Hospital Revenue Bonds (Series 2011A), 6.50%, (United States Treasury PRF 11/15/2021@100), 11/15/2037	2,291,860
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,168,340
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	540,455
500,000	Middletown, OH, LT GO Refunding and Improvement Bonds, 5.00%, (United States Treasury PRF 6/1/2018@100), 12/1/2021	500,000
1,000,000	Montgomery County, OH (Catholic Health Initiatives), Revenue Bonds (Series 2008D), 6.125%, (Original Issue Yield: 6.30%), 10/1/2028	1,013,280
1,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2049	1,120,790
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, (United States Treasury PRF 5/15/2023@100), 11/15/2038	2,272,180
500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.25%, 1/15/2038	512,690
500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.50%, 1/15/2048	518,960
120,000	Ohio HFA SFM, Revenue Bond (Series 1), 3.25%, 5/1/2020	120,191
1,150,000	Ohio State Air Quality Development Authority (Buckeye Power, Inc.), Environmental Improvement Revenue Bonds (Series 2010), 5.00%, 12/1/2021	1,231,995
2,000,000	Ohio State Air Quality Development Authority (Columbus Southern Power Company), Air Quality Revenue Refunding Bonds (Series 2009B), 5.80%, 12/1/2038	2,099,660
2,000,000	Ohio State Capital Facilities (Ohio State), Parks and Recreation Improvement Fund Projects (Series 2016C), 5.00%, 12/1/2031	2,325,560
1,000,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2040	1,141,700
1,500,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Bonds (Series 2012), 5.00%, 1/1/2031	1,637,670
2,000,000	Ohio State Higher Educational Facility Commission (Kenyon College, OH), Higher Educational Facility Revenue Bonds (Series 2015), 5.00%, 7/1/2041	2,223,600
1,000,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2011A), 5.375%, (Original Issue Yield: 5.48%), 12/1/2030	1,078,590
1,830,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2013), 5.00%, 12/1/2031	2,017,502
2,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	2,186,340
3,325,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 12/31/2039	3,674,457
250,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.00%, 2/15/2028	296,213
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, (Original Issue Yield: 5.05%), 2/15/2048	$1,088,800
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50%, (National Re Holdings Corp. INS), 2/15/2024	1,130,710
190,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, (United States Treasury PRF 12/1/2018@100), 12/1/2027	193,112
1,810,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, (United States Treasury PRF 12/1/2018@100), 12/1/2027	1,840,100
1,000,000		Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,109,690
2,000,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Loan Fund Revenue Bonds (Series 2017A), 5.00%, 12/1/2030	2,382,660
1,000,000		Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Refunding Bonds (Series 2008), 5.00%, (United States Treasury PRF 6/1/2018@100), 12/1/2021	1,000,000
1,000,000		Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00%, (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,000,000
1,000,000		Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2016B), 5.00%, 6/1/2037	1,160,320
3,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2030	3,483,390
750,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.00%, 10/1/2034	875,850
1,460,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.00%, 10/1/2035	1,699,805
1,500,000		Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, (United States Treasury PRF 3/15/2021@100), 9/15/2024	1,622,775
3,000,000		Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.00%, 11/1/2033	3,440,280
1,000,000		Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, (United States Treasury PRF 6/15/2018@100), 6/15/2019	1,001,320
2,000,000		Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,175,680
1,500,000		Olentangy, OH Local School District, UT GO Refunding Bonds (Series 2016), 5.00%, 12/1/2030	1,745,835
470,000		River Valley, OH Local School District, UT GO School Facilities Bonds, 5.25%, (School District Credit Program GTD), 11/1/2023	538,836
700,000		South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, 5.00%, 6/1/2032	769,720
1,250,000		Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00%, (Original Issue Yield: 6.02%), 12/1/2042	1,355,588
500,000		Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, 5.00%, (School District Credit Program GTD), 12/1/2027	555,340
1,000,000		Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,112,690
1,500,000		Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	1,712,115
1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.00%, 1/1/2030	1,157,812
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.00%, 1/1/2036	1,126,420
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.00%, 6/1/2041	1,117,800
1,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 1.791%, (1-month USLIBOR x 0.67 + 0.45%), 6/1/2018	1,000,000
		TOTAL	145,852,316
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $142,754,314)	146,443,362
	[1]	SHORT-TERM MUNICIPALS—1.4%
		Ohio—1.4%
1,100,000		Cleveland-Cuyahoga County, OH Port Authority (Carnegie/89th Garage and Service Center LLC), Revenue Bonds (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.04%, 6/7/2018	1,100,000
1,100,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.05%, 6/7/2018	1,100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,200,000)	2,200,000
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $144,954,314)	148,643,362
		OTHER ASSETS AND LIABILITIES—NET—1.7%[2]	2,499,967
		TOTAL NET ASSETS—100%	$151,143,329
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.4% of the Fund's portfolio as calculated based upon total market value.
3

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM—Assured Guaranty Municipal Corp.
CCD—Community College District
GO—General Obligation
GTD—Guaranteed
HFA—Housing Finance Authority
4

INS—Insured
LIBOR-London Interbank Offered Rate
LO—Limited Obligation
LOC—Letter of Credit
LT—Limited Tax
PRF—Pre-refunded
SFM—Single Family Mortgage
UT—Unlimited Tax
VRDNs—Variable Rate Demand Notes
5
Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.3%
	Pennsylvania—98.3%
$1,450,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), 5.00%, 1/1/2023	$1,562,897
1,550,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), 5.00%, 1/1/2024	1,667,397
360,000	Allegheny County, PA IDA (Residential Resources Inc. Project), Lease Revenue Bonds (Series 2006), 5.125%, 9/1/2031	360,331
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, (Original Issue Yield: 5.20%), 3/1/2026	2,144,820
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,877,016
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,118,350
2,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2045	2,228,260
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.00%, 11/1/2041	2,260,360
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,353,793
375,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2037	408,559
600,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2047	648,492
1,000,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017C), 5.00%, 5/15/2042	1,091,800
3,000,000	Berks County, PA Municipal Authority (Tower Health), Revenue Bonds (Series 2012A), 5.00%, 11/1/2044	3,200,220
2,000,000	Bethlehem, PA Authority (Bethlehem, PA), GTD Water Revenue Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS), 11/15/2030	2,193,280
1,360,000	Bethlehem, PA Authority (Bethlehem, PA), GTD Water Revenue Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS), 11/15/2031	1,489,635
1,000,000	Canon McMillan, PA School District, GO Bonds (Series 2017), 5.00% (State Aid Withholding GTD)/(Assured Guaranty Municipal Corp. INS), 12/1/2041	1,133,830
1,000,000	Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.00%, 7/15/2032	1,165,730
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2016A), 5.00%, 11/15/2046	552,235
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.00%, 11/15/2042	563,740
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), 5.00%, (State Aid Withholding GTD), 10/15/2040	1,124,520
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), 5.00%, (State Aid Withholding GTD), 2/15/2040	2,782,646
1,000,000	Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.00%, 10/1/2052	1,122,650
1,250,000	Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 4.75%, (Original Issue Yield: 4.82%), 12/15/2037	1,293,588
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,146,900
1,500,000	Clarion County, PA IDA (Pennsylvania American Water Co.), Water Facility Revenue Refunding Bonds (Series 2009), 5.50%, 12/1/2039	1,576,995
2,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013B), 5.00%, 6/1/2036	2,154,880
3,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 4.00% (Assured Guaranty Municipal Corp. INS), 6/1/2039	3,062,010
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.00%, 9/15/2026	2,307,120
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, (United States Treasury PRF 11/15/2021@100), 11/15/2030	2,203,100
1,000,000	Cumberland County, PA Municipal Authority (Asbury Pennsylvania Obligated Group), Revenue Refunding Bonds (Series 2012), 5.25%, 1/1/2041	1,030,470
905,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	981,328
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2030	1,152,010
2,500,000	Dauphin County, PA General Authority (Pinnacle Health System), Health System Revenue Bonds (Series 2012A), 5.00%, 6/1/2042	2,733,050
1,700,000	Delaware County, PA Authority (Haverford College), Revenue Bonds (Series 2017A), 5.00%, 10/1/2042	1,943,406
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.00%, 8/1/2045	1,125,880
1,000,000	Delaware County, PA IDA (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.00%, 7/1/2043	1,011,940
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 5/1/2040	1,407,400
1,750,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2042	2,012,710
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	$2,458,734
1,105,000	Erie, PA Water Authority, Revenue Refunding Bonds (Series 2014), 5.00%, (AGM INS), 12/1/2034	1,246,981
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.00%, 12/1/2043	1,120,280
1,000,000	Fulton County, PA IDA (Fulton County Medical Center), Hospital Revenue Bonds (Series 2016), 5.00%, 7/1/2040	1,019,260
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2009A), 5.25%, (United States Treasury PRF 6/1/2019@100), 6/1/2039	2,067,920
2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.00%, 6/1/2041	2,490,565
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25%, (Original Issue Yield: 5.35%), 7/15/2031	2,008,740
1,215,000	Lancaster County, PA Hospital Authority (Lancaster General Hospital), Health System Revenue Bonds (Series 2012B), 5.00%, (United States Treasury PRF 1/1/2022@100), 7/1/2042	1,337,934
1,000,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community), Health Center Revenue Refunding Bonds (Series 2015A), 5.00%, (Original Issue Yield: 5.03%), 7/1/2045	1,063,600
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.00%, 11/1/2035	866,302
1,000,000	Lancaster County, PA Solid Waste Management Authority, GTD Authority Bonds (Series 2013B), 5.00%, (Dauphin County, PA GTD), 12/15/2033	1,124,530
500,000	Luzerne County, PA IDA (Luzerne County, PA), GTD Lease Revenue Bonds (Series 2017), 5.00% (AGM INS), 12/15/2022	544,275
1,000,000	Luzerne County, PA, UT GO GTD Bonds (Series 2017A), 5.00% (AGM INS), 12/15/2029	1,135,410
2,200,000	Lycoming County PA Authority (Susquehanna Health System), Revenue Bonds (Series A), 5.75%, (Original Issue Yield: 5.90%), 7/1/2039	2,294,490
1,000,000	Montgomery County, PA Higher Education & Health Authority Hospital (Philadelphia Presbytery Homes, Inc.), Revenue Refunding Bonds (Series 2017), 5.00%, 12/1/2047	1,099,280
1,100,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2028	1,185,558
400,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2029	429,412
1,000,000	Montgomery County, PA IDA (Foulkeways at Gwynedd), Revenue Bonds (Series 2016), 5.00%, 12/1/2046	1,079,890
750,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.00%, 11/1/2047	857,595
1,000,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), 4.00% (Original Issue Yield: 4.09%), 8/15/2048	1,003,280
1,000,000	Pennsylvania EDFA (Amtrak), Exempt Facilities Revenue Bonds (Series 2012A), 5.00%, 11/1/2041	1,064,120
2,000,000	Pennsylvania EDFA (Aqua Pennsylvania, Inc.), Water Facilities Revenue Bonds (Series 2009B), 5.00%, 11/15/2040	2,079,020
1,000,000	Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50%, 11/1/2044	1,058,510
2,000,000	Pennsylvania EDFA (Pennsylvania American Water Co.), Water Facilities Revenue Bonds (Series 2009), 6.20%, 4/1/2039	2,067,140
1,000,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2038	1,097,290
2,000,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 6/30/2042	2,185,800
1,500,000	Pennsylvania EDFA (UPMC Health System), Revenue Bonds (Series 2014A), 5.00%, 2/1/2045	1,649,775
2,000,000	Pennsylvania EDFA, Junior GTD Parking Revenue Bonds (Series 2013B-1), 6.00%, (Dauphin County, PA GTD), 7/1/2053	2,300,320
1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,550,505
2,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.00%, 4/1/2035	2,161,500
1,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.25%, 9/1/2050	1,116,950
1,100,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Revenue Bonds (Series 2010), 5.00%, United States Treasury PRF 3/1/2020@100), 3/1/2040	1,156,947
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2009A), 5.25%, (United States Treasury PRF 8/15/2019@100), 8/15/2022	1,041,750
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 200B), 5.50%, (United States Treasury COL)/(Original Issue Yield: 5.65%), 8/15/2018	2,015,800
1,500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2012A), 5.00%, 8/15/2042	1,618,035
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Refunding Bonds (Series 2015A), 5.00%, 10/1/2036	1,139,770
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,630,000	Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Bonds (Series 2015), 5.00%, 11/1/2036	$1,796,113
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, (United States Treasury PRF 12/1/2021@100), 12/1/2030	1,095,370
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	1,115,530
2,440,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50%, (United States Treasury PRF 12/1/2020@100)/(Original Issue Yield: 5.55%), 12/1/2041	2,654,012
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, (United States Treasury PRF 12/1/2020@100), 12/1/2036	2,199,660
1,970,000	Pennsylvania State University, Revenue Bonds (Series 2017A), 5.00%, 9/1/2037	2,308,426
2,000,000	Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2017B), 5.00%, 7/1/2047	2,241,380
1,210,000	Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), 6.625%, 12/15/2041	1,338,405
1,540,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,541,525
1,000,000	Philadelphia, PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group), Senior Living Facilities Revenue Bonds (Series 2017A), 5.00%, 7/1/2049	1,060,590
2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2011D), 5.00%, 7/1/2028	2,172,440
1,040,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2014A), 5.00%, 7/1/2042	1,165,746
1,670,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, (Original Issue Yield: 5.875%), 7/1/2042	1,816,860
1,000,000	Philadelphia, PA School District, LT GO Bonds (Series 2018B), 5.00% (State Aid Withholding GTD), 9/1/2043	1,119,890
2,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	2,215,360
1,000,000	Philadelphia, PA, UT GO Bonds (Series 2017A), 5.00%, 8/1/2033	1,137,620
655,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Parking System Revenue Bonds (Series 2017), 5.00%, 12/15/2037	734,032
1,000,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2025	1,143,590
2,000,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00%, (United States Treasury PRF 9/1/2018@100), 9/1/2025	2,016,460
3,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,337,020
1,075,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.00%, (Original Issue Yield: 5.08%), 12/1/2031	1,163,204
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25%, (Original Issue Yield: 5.27%), 12/1/2036	1,634,475
1,000,000	Scranton, PA School District, GO Bonds (Series 2017E), 5.00% (Build America Mutual Assurance GTD), 12/1/2035	1,115,120
1,000,000	South Fork Municipal Authority, PA (Conemaugh Valley Memorial Hospital), Hospital Revenue Bonds (Series 2010), 5.50%, (United States Treasury PRF 7/1/2020@100)/(Original Issue Yield: 5.72%), 7/1/2029	1,071,410
1,140,000	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2014A), 5.00%, 6/1/2026	1,290,890
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, (United States Treasury PRF 6/1/2021@100), 6/1/2028	1,087,910
2,000,000	St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Health System Revenue Bonds (Series 2012A), 5.00% (United States Treasury PRF 5/15/2020@100), 11/15/2026	2,121,500
1,000,000	Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.00%, 4/1/2032	1,145,800
2,000,000	West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), 5.00% (United States Treasury PRF 11/15/2024@100), 11/15/2039	2,336,180
1,685,000	Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.00%, 11/1/2033	1,871,850
825,000	Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.00%, 11/1/2034	913,630
2,895,000	York County, PA, UT GO Bonds (Series 2013), 5.00%, 6/1/2037	3,215,419
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $161,497,319)	166,108,033
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—2.8%
		Pennsylvania—2.8%
$950,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.04%, 6/7/2018	$950,000
1,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.90%, 6/1/2018	1,900,000
1,900,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank plc LOC), 1.05%, 6/7/2018	1,900,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,750,000)	4,750,000
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $166,247,319)	170,858,033
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[2]	(1,791,191)
		TOTAL NET ASSETS—100%	$169,066,842
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.8% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a price service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
COL	—Collateralized
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
5

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018